Income Taxes (Details)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Taxes (Details) [Line Items]
Standard tax rate percentage			25.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Statuatry income tax rate percentage	16.50%
PRC [Member]
Income Taxes (Details) [Line Items]
Statuatry income tax rate percentage	25.00%
High and New Technology Enterprise [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate percentage	15.00%
Huadi Steel [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate percentage	15.00%	15.00%